Note 6 - Capital Leased Assets (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Capital Leased Assets [Table Text Block]
	2015	2014
Leased property under capital leases	$10,352	$10,285
Less accumulated amortization	(4,310)	(3,867)
Leased property under capital leases, net	$6,042	$6,418